SEPTEMBER 1, 2007 as amended November 1, 2007

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS - CLASS A, B, C, R & ADVISOR

FRANKLIN STRATEGIC SERIES
Franklin Growth Opportunities Fund
(Formerly called Franklin Aggressive Growth Fund)
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II
Franklin Small-Mid Cap Growth Fund














[Insert FRANKLIN TEMPLETON INVESTMENTS logo]






Contents

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

Franklin Growth Opportunities Fund                      2

Franklin Flex Cap Growth Fund                           20

Franklin Small Cap Growth Fund II                       38

Franklin Small-Mid Cap Growth Fund                      55

Additional Management Information                       73

Distributions and Taxes                                 76

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, QUALIFIED INVESTORS, ACCOUNT
TRANSACTIONS AND SERVICES
[End callout]

Choosing a Share Class                                  80

Buying Shares                                           93

Investor Services                                       96

Selling Shares                                          100

Exchanging Shares                                       103

Account Policies                                        110

Questions                                               119

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover


Franklin Growth Opportunities Fund

Goal and Strategies

Goal

The Fund's investment goal is capital appreciation.

Main Investment Strategies

Under normal market conditions, the Fund invests substantially in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy.

[Begin call out]
The Fund invests substantially in companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential.
[End callout]

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

The Fund invests in companies that the manager believes have the potential for capital appreciation. When suitable opportunities are available, the Fund may invest in initial public offerings of securities. A substantial portion of the Fund's investments is in smaller and midsize companies. In addition, a small portion of the Fund's assets may be invested in foreign securities.

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing an aggressive growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies whose current market price, in the manager's opinion, does not reflect future growth prospects. The manager believes that its independent research and consistently applied investment philosophy and methodology for discovering growth companies are what make it unique and successful over the long term. The manager chooses companies that have identifiable drivers of future earnings growth and present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. The manager's philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above average or rising margins, and strong returns on capital invested in the business.

In choosing equity investments, the Fund's manager considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology).

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, money market fund shares, high-grade commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Main Risks

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
[End callout]

Stocks

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Aggressive Growth Style Investing

The Fund's manager uses an aggressive growth strategy in choosing the Fund's investments. As a result, an investment in the Fund involves a greater degree of risk and its share price may be more volatile than an investment in a conservative equity fund or a growth fund investing entirely in proven growth stocks. The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues and product development and may assume favorable economic conditions. If a company's earnings or revenues fall short of expectations, or if its products do not come on line on a timely basis, its stock price may fall dramatically. Aggressive growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term, and they may be more negatively affected than other companies by market or economic downturns.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's performance than when the Fund is larger. Although IPO investments have had a positive impact on the Fund's performance in the past, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future.

Sector Focus - Technology Companies

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which always maintains broad sector diversification.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Electronic technology and technology services companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries.

Portfolio Turnover

Because of the Fund's aggressive growth strategy, the Fund's portfolio turnover rate may be higher than that of other mutual funds. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for purchases and sales of securities. These transactions may result in realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

Performance

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past seven calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

   -25.83%    -22.59%   -35.74%    43.94%    17.31%    11.07%     6.76%
      00         01        02        03        04        05        06

                                      Year

Best Quarter:                                          Q4 '01          31.99%
Worst Quarter:                                         Q4 '00         -36.90%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2006
                                                                           Since
                                                                       Inception
                                        1 Year         5 Years        (6/23/99)
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund -
Class A(2)
Return Before Taxes                         0.63%          3.93%          7.36%
Return After Taxes on Distributions
                                            0.63%          3.93%          7.23%
Return After Taxes on Distributions
and Sale of Fund Shares
                                            0.41%          3.38%          6.37%
S&P 500 Index(3)                            15.78%         6.19%          2.22%
Russell 3000 Growth Index(4)                9.46%          3.02%          -1.55%
(indices reflect no deduction for
fees, expenses, or taxes)

                                                                           Since
                                                                       Inception
                                        1 Year         5 Years        (6/23/99)
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund -
Class B(2)                                  1.97%          4.11%          7.52%
S&P 500 Index(3)                            15.78%         6.19%          2.22%
Russell 3000 Growth Index(4)                9.46%          3.02%          -1.55%

                                                                           Since
                                                                       Inception
                                        1 Year         5 Years        (6/23/99)
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund -
Class C(2)                                  4.99%          4.43%          7.48%
S&P 500 Index(3)                            15.78%         6.19%          2.22%
Russell 3000 Growth Index(4)                9.46%          3.02%          -1.55%

                                                                           Since
                                                                       Inception
                                        1 Year         5 Years        (6/23/99)
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund -
Class R(2,5)                                6.46%          4.93%          7.98%
S&P 500 Index(3)                            15.78%         6.19%          2.22%
Russell 3000 Growth Index(4)                9.46%          3.02%          -1.55%

                                                                           Since
                                                                       Inception
                                        1 Year         5 Years        (6/23/99)
--------------------------------------------------------------------------------
Franklin Growth Opportunities Fund -
Advisor Class                               7.04%          5.47%          8.54%
S&P 500 Index(3)                            15.78%         6.19%          2.22%
Russell 3000 Growth Index(4)                9.46%          3.02%          -1.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2007, the Fund's year-to-date return was 23.93% for Class A.
2. Figures reflect sales charges. Effective May 1, 2006, the Class R CDSC was discontinued. If this discontinuation of the CDSC would have been in effect for the calendar year 2005, the one-year return would have been higher.
3. Source: Standard & Poor's Micropal. The unmanaged Standard & Poor's 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. The unmanaged Russell 3000(R) Growth Index is market capitalization weighted and measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
5. Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES             (fees paid directly from your investment)

                           Class A     Class B(4)  Class C     Class R   Advisor
                                                                         Class
--------------------------------------------------------------------------------

Maximum sales charge       5.75%(2)    4.00%       1.00%       None      None
(load) as a percentage of
offering price
  Load imposed on          5.75%(2)    None        None        None      None
purchases
  Maximum deferred sales   None(3)     4.00%(5)    1.00%       None      None
charge (load)
  Redemption fee on        2.00%       2.00%       2.00%       2.00%     2.00%
shares sold within 7
calendar days following
their purchase date(1)

Please see "Choosing a Share Class" on page 80 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                           Class A     Class B(4)  Class C     Class R   Advisor
                                                                         Class
--------------------------------------------------------------------------------
Management fees(6)            0.50%       0.50%       0.50%       0.50%   0.50%
Distribution and service
(12b-1) fees                  0.29%       0.99%       1.00%       0.50%   None
Other expenses                0.61%       0.61%       0.61%       0.61%   0.61%
Acquired fund fees and
expenses(7)                   0.02%       0.02%       0.02%       0.02%   0.02%
Total annual Fund
operating expenses(6)         1.42%       2.12%       2.13%       1.63%   1.13%
Management fee
reduction(6)                 -0.02%      -0.02%      -0.02%      -0.02%  -0.02%
Net annual Fund operating
expenses(6,7)                 1.40%       2.10%       2.11%       1.61%   1.11%
                           =====================================================

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 85) and purchases by certain retirement plans without an initial sales charge.
4. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
5. Declines to zero after six years.
6. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.
7. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
If you sell your shares
at the end of the period:
Class A                         $709(1)      $993         $1,297       $2,158
Class B                         $613         $958         $1,329       $2,435(2)
Class C                         $314         $661         $1,134       $2,441
Class R                         $164         $508         $876         $1,911
Advisor Class                   $113         $353         $612         $1,352
If you do not sell
your shares:
Class B                         $213         $658         $1,129       $2,435(2)
Class C                         $214         $661         $1,134       $2,441

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San
Mateo, CA 94403-1906, is the Fund's investment manager. Together,
Advisers and its affiliates manage over $645 billion in assets.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies demonstrating accelerating growth, increasing profitability, or above average growth or growth potential as compared with the overall economy. The portfolio managers of the team are as follows:

GRANT BOWERS, Vice President of Advisers
Mr. Bowers has been a manager of the Fund since March 2007. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1993.

CONRAD B. HERRMANN CFA(R)(1) Senior Vice President of Advisers
Mr. Herrmann has been a manager of the Fund since its inception, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

RAYMOND CHAN CFA(R)(1) Portfolio Manager of Advisers
Mr. Chan has been a manager of the Fund since 2006, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

1. CFA(R) and chartered Financial Analyst(R) are trademarks owned by CFA Institute.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2007, management fees, before any reduction, were 0.50% of the Fund's average daily net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.48% of its average daily net assets to the manager for its services. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.


Financial Highlights

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS A                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  18.30      $  13.33      $  12.57      $   9.50      $  12.39
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.12)        (0.15)        (0.14)        (0.15)        (0.13)

 Net realized and unrealized gains (losses) .        0.36          5.12          0.90          3.22         (2.76)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.24          4.97          0.76          3.07         (2.89)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  18.54      $  18.30      $  13.33      $  12.57      $   9.50
                                                 ================================================================

Total return c ..............................        1.31%        37.28%         6.05%        32.32%       (23.33)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.38% e       1.39% e       1.51% e       1.62%         1.80%

Net investment income (loss) ................       (0.70)%       (0.92)%       (1.05)%       (1.26)%       (1.35)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $105,407      $113,713      $ 80,611      $ 86,983      $ 67,934

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ----------------------------------------------------------------
                                                                         YEAR ENDED APRIL 30,
CLASS B                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  17.53      $  12.87      $  12.22      $   9.30      $  12.20
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.23)        (0.26)        (0.23)        (0.22)        (0.19)

 Net realized and unrealized gains (losses) .        0.34          4.92          0.88          3.14         (2.71)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.11          4.66          0.65          2.92         (2.90)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  17.64      $  17.53      $  12.87      $  12.22      $   9.30
                                                 ================================================================

Total return c ..............................        0.63%        36.21%         5.32%        31.40%       (23.77)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        2.08% e       2.13% e       2.21% e       2.28%         2.47%

Net investment income (loss) ................       (1.40)%       (1.66)%       (1.75)%       (1.92)%       (2.02)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 15,638      $ 19,508      $ 17,017      $ 18,059      $ 13,100

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS C                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  17.49      $  12.84      $  12.19      $   9.28      $  12.18
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.23)        (0.26)        (0.23)        (0.22)        (0.19)

 Net realized and unrealized gains (losses) .        0.35          4.91          0.88          3.13         (2.71)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.12          4.65          0.65          2.91         (2.90)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  17.61      $  17.49      $  12.84      $  12.19      $   9.28
                                                 ================================================================

Total return c ..............................        0.69%        36.21%         5.33%        31.36%       (23.81)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        2.09% e       2.14% e       2.22% e       2.29%         2.48%

Net investment income (loss) ................       (1.41)%       (1.67)%       (1.76)%       (1.93)%       (2.03)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 31,518      $ 31,167      $ 24,450      $ 30,054      $ 25,660

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                 ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
CLASS R                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  18.12      $  13.24      $  12.51      $   9.47      $  12.38
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.16)        (0.19)        (0.17)        (0.17)        (0.14)

 Net realized and unrealized gains (losses) .        0.37          5.07          0.90          3.21         (2.77)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.21          4.88          0.73          3.04         (2.91)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  18.33      $  18.12      $  13.24      $  12.51      $   9.47
                                                 ================================================================

Total return c ..............................        1.16%        36.86%         5.84%        32.10%       (23.51)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.59% e       1.64% e       1.72% e       1.79%         1.98%

Net investment income (loss) ................       (0.91)%       (1.17)%       (1.26)%       (1.43)%       (1.53)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $  7,413      $  5,171      $  3,041      $  1,761      $    608

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
ADVISOR CLASS                                        2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  18.68      $  13.58      $  12.77      $   9.62      $  12.51
                                                 ----------------------------------------------------------------
Income from investment operations a:
 Net investment income (loss) b .............       (0.07)        (0.11)        (0.10)        (0.11)        (0.10)

 Net realized and unrealized gains (losses) .        0.38          5.21          0.91          3.26         (2.79)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.31          5.10          0.81          3.15         (2.89)
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- c          -- c          -- c          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  18.99      $  18.68      $  13.58      $  12.77      $   9.62
                                                 ================================================================

Total return ................................        1.66%        37.56%         6.34%        32.74%       (23.10)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.09% d       1.14% d       1.22% d       1.29%         1.48%

Net investment income (loss) ................       (0.41)%       (0.67)%       (0.76)%       (0.93)%       (1.03)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 85,486      $ 36,744      $ 22,731      $ 22,374      $ 17,369

Portfolio turnover rate .....................      176.15%       183.31%       157.48%       114.66%        93.49%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.

Franklin Flex Cap Growth Fund

Goal and Strategies

Goal

The Fund's investment goal is capital appreciation.

Main Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies.

A substantial portion of the Fund's investments may be in smaller and mid-size companies.

[Begin callout]
The Fund invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.
[End callout]

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

When suitable opportunities are available, the Fund may invest in initial public offerings of securities.

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies whose current market price, in the manager's opinion, does not reflect future growth prospects. The manager believes that its independent research and consistently applied investment philosophy and methodology for discovering growth companies are what make it unique and successful over the long term. The manager chooses companies that have identifiable drivers of future earnings growth and present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. The manager's philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above average or rising margins, and strong returns on capital invested in the business.

In choosing equity investments, the Fund's manager considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself. In evaluating sector weightings in the Fund's investment portfolio, the manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000(R) Growth Index. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology).

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, money market fund shares, high-grade commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Main Risks

Stocks

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. In addition, rising interest rates generally have a dampening effect on the stock market.

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
[End callout]


Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Sector Focus - Technology Companies

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which always maintains broad sector diversification.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Electronic technology and technology services companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

Performance

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

15.71%  10.72%  95.17%  -7.04%  -23.23%  -24.94%  40.48%   12.96%   6.21%  5.76%
  97      98      99      00      01       02       03       04       05     06

                                      Year

Best Quarter:                                          Q4 '99          56.36%
Worst Quarter:                                         Q1 '01         -25.99%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2006

                                           1 Year        5 Years      10 Years
--------------------------------------------------------------------------------
Franklin Flex Cap Growth
Fund - Class A(2)
Return Before Taxes                     -0.32%         4.75%         8.45%
Return After Taxes on Distributions     -0.33%         4.74%         7.97%
Return After Taxes on Distributions
and Sale of Fund Shares                 -0.18%         4.09%         7.19%
S&P 500 Index(3)                        15.78%         6.19%         8.42%
Russell 3000 Growth Index(4)             9.46%         3.02%         5.34%
(indices reflect no deduction for
fees, expenses, or taxes)

                                                                   Since
                                                                 Inception
                                      1 Year        5 Years      (1/1/99)
-----------------------------------------------------------------------------
Franklin Flex Cap Growth
Fund - Class B(2)                   0.99%         4.88%         7.28%
S&P 500 Index(3)                   15.78%         6.19%         3.42%
Russell 3000 Growth Index(4)        9.46%         3.02%        -0.40%


                                      1 Year        5 Years      10 Years
-----------------------------------------------------------------------------
Franklin Flex Cap Growth
Fund - Class C(2)                   3.98%         5.21%         8.28%
S&P 500 Index(3)                   15.78%         6.19%         8.42%
Russell 3000 Growth Index(4)        9.46%         3.02%         5.34%


                                      1 Year        5 Years      10 Years
-----------------------------------------------------------------------------
Franklin Flex Cap Growth
Fund - Class R(2,5)                 5.49%         5.74%         8.81%
S&P 500 Index(3)                   15.78%         6.19%         8.42%
Russell 3000 Growth Index(4)        9.46%         3.02%         5.34%


                                      1 Year        5 Years      10 Years
-----------------------------------------------------------------------------
Franklin Flex Cap Growth
Fund - Advisor Class(6)
                                    6.03%         6.12%         9.15%
S&P 500 Index(3)                   15.78%         6.19%         8.42%
Russell 3000 Growth Index(4)        9.46%         3.02%         5.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2007, the Fund's year-to-date return was 19.08% for Class A.
2. Figures reflect sales charges. Effective May 1, 2006, the Class R CDSC was discontinued. If this discontinuation of the CDSC would have been in effect for the calendar year 2005, the one-year return would have been higher.
3. Source: Standard & Poor's Micropal. The unmanaged Standard & Poor's 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. The unmanaged Russell 3000(R) Growth Index is market capitalization weighted and measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
5. Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.
6. Effective August 2, 2004, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to August 2, 2004, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after August 2, 2004, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES             (fees paid directly from your investment)

                           Class A      Class B(4) Class C     Class R   Advisor
                                                                           Class
--------------------------------------------------------------------------------
Maximum sales charge
(load) as a
percentage of offering     5.75%(2)     4.00%      1.00%       None        None
price
  Load imposed on          5.75%(2)     None       None        None        None
purchases
  Maximum deferred sales   None(3)      4.00%(5)   1.00%       None        None
charge (load)
  Redemption fee on        2.00%        2.00%      2.00%       2.00%       2.00%
shares sold within 7
calendar days following
their purchase date(1)

Please see "Choosing a Share Class" on page 80 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                           Class A      Class B(4) Class C     Class R   Advisor
                                                                           Class
--------------------------------------------------------------------------------
Management fees(6)          0.46%        0.46%      0.46%       0.46%      0.46%
Distribution and service
(12b-1) fees                0.25%        1.00%      0.98%       0.50%       None
Other expenses              0.26%        0.26%      0.26%       0.26%      0.26%
Acquired fund fees and
expenses(7)                 0.01%        0.01%      0.01%       0.01%      0.01%
Total annual Fund
operating expenses(6)       0.98%        1.73%      1.71%       1.23%      0.73%
Management fee
reduction(6)               -0.01%       -0.01%     -0.01%      -0.01%     -0.01%
Net annual Fund operating
expenses(6,7)               0.97%        1.72%      1.70%       1.22%      0.72%
                           -----------------------------------------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 85) and purchases by certain retirement plans without an initial sales charge.
4. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
5. Declines to zero after six years.
6. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.
7. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
If you sell your shares at
the end of the period:
Class A                       $668(1)      $866         $1,080       $1,696
Class B                       $575         $842         $1,133       $2,034(2)
Class C                       $273         $536         $923         $2,009
Class R                       $124         $387         $670         $1,477
Advisor Class                 $74          $230         $401         $894
If you do not sell
your shares:
Class B                       $175         $542         $933         $2,034(2)
Class C                       $173         $536         $923         $2,009

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San
Mateo, CA 94403-1906, is the Fund's investment manager. Together,
Advisers and its affiliates manage over $621 billion in assets.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies demonstrating accelerating growth, increasing profitability, or above average growth or growth potential as compared with the overall economy. The portfolio managers of the team are as follows:

CONRAD B. HERRMANN CFA, Senior Vice President of Advisers
Mr. Herrmann has been a manager of the Fund since 1993. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1989.

MATT MOBERG CPA Vice President of Advisers
Mr. Moberg has been a manager of the Fund since 2000, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

RAYMOND CHAN CFA(R)(1) Portfolio Manager of Advisers
Mr. Chan has been a manager of the Fund since 2000, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

1. CFA(R) and Chartered Financial Analysts(R) are trademarks owned by CFA Institute.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2007, management fees, before any reduction, were 0.46% of the Fund's average daily net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.45% of its average daily net assets to the manager for its services. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.

Financial Highlights

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

FRANKLIN FLEX CAP GROWTH FUND

                                                 ------------------------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
CLASS A                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     42.45      $     35.26     $     33.76      $     25.56      $     30.71
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............           0.06             0.11           (0.10)           (0.09)           (0.08)

 Net realized and unrealized gains (losses) .           2.70             7.08            1.60             8.29            (5.07)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           2.76             7.19            1.50             8.20            (5.15)
                                                 ------------------------------------------------------------------------------
Less distributions from net investment income          (0.06)              --              --               --               --
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             --               --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     45.15      $     42.45     $     35.26      $     33.76      $     25.56
                                                 ==============================================================================

Total return c ..............................           6.50%           20.39%           4.44%           32.08%          (16.77)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           0.96% e          0.93% e         0.96% e          1.01%            1.07%

Net investment income (loss) ................           0.15%            0.27%          (0.29)%          (0.29)%          (0.31)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 1,977,605      $ 2,070,364     $ 1,505,342      $ 1,456,685      $ 1,025,348

Portfolio turnover rate .....................          62.54%           66.63%          41.91%           39.92%           32.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ------------------------------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS B                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     40.14      $     33.59     $     32.40      $     24.72      $     29.92
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............          (0.23)           (0.19)          (0.35)           (0.31)           (0.26)

 Net realized and unrealized gains (losses) .           2.52             6.74            1.54             7.99            (4.94)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           2.29             6.55            1.19             7.68            (5.20)
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             --               --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     42.43      $     40.14     $     33.59      $     32.40      $     24.72
                                                 ==============================================================================

Total return c ..............................           5.71%           19.50%           3.67%           31.07%          (17.38)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           1.71% e          1.68% e         1.70% e          1.76%            1.82%

Net investment income (loss) ................          (0.60)%          (0.48)%         (1.03)%          (1.04)%          (1.06)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $   118,806      $   143,477     $   136,052      $   134,589      $    92,632

Portfolio turnover rate .....................          62.54%           66.63%          41.91%           39.92%           32.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ------------------------------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS C                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     40.22      $     33.66     $     32.47      $     24.77      $     29.98
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............          (0.23)           (0.18)          (0.35)           (0.31)           (0.26)

 Net realized and unrealized gains (losses) .           2.53             6.74            1.54             8.01            (4.95)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           2.30             6.56            1.19             7.70            (5.21)
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             --               --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     42.52      $     40.22     $     33.66      $     32.47      $     24.77
                                                 ==============================================================================

Total return c ..............................           5.72%           19.49%           3.67%           31.09%          (17.38)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           1.69% e          1.68% e         1.71% e          1.76%            1.82%

Net investment income (loss) ................          (0.58)%          (0.48)%         (1.04)%          (1.04)%          (1.06)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $   371,164      $   388,478     $   296,868      $   298,114      $   219,023

Portfolio turnover rate .....................          62.54%           66.63%          41.91%           39.92%           32.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ------------------------------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS R                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     42.01      $     34.98     $     33.57      $     25.49      $     30.68
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............          (0.04)            0.01           (0.19)           (0.18)           (0.16)

 Net realized and unrealized gains (losses) .           2.66             7.02            1.60             8.26            (5.03)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           2.62             7.03            1.41             8.08            (5.19)
                                                 ------------------------------------------------------------------------------
Less distributions from net investment income          (0.02)              --              --               --               --
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             --               --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     44.61      $     42.01     $     34.98      $     33.57      $     25.49
                                                 ==============================================================================

Total return c ..............................           6.25%           20.07%           4.20%           31.70%          (16.92)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           1.21% e          1.18% e         1.21% e          1.26%            1.32%

Net investment income (loss) ................          (0.10)%           0.02%          (0.54)%          (0.54)%          (0.56)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $    81,398      $    91,229     $    69,103      $    44,988      $    15,123

Portfolio turnover rate .....................          62.54%           66.63%          41.91%           39.92%           32.93%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 -----------------------------------
                                                           YEAR ENDED APRIL 30,
ADVISOR CLASS                                        2007          2006       2005 e
                                                 -----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $  42.63      $  35.32     $  33.35
                                                 -----------------------------------
Income from investment operations a:

 Net investment income (loss) b .............        0.16          0.23        (0.01)

 Net realized and unrealized gains (losses) .        2.71          7.08         1.98
                                                 -----------------------------------
Total from investment operations ............        2.87          7.31         1.97
                                                 -----------------------------------
Less distributions from net investment income       (0.09)           --           --
                                                 -----------------------------------
Redemption fees .............................          -- c          -- c         -- c
                                                 -----------------------------------
Net asset value, end of year ................    $  45.41      $  42.63     $  35.32
                                                 ===================================

Total return ................................        6.77%        20.67%        5.91%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        0.71% d       0.68% d      0.71% d,f

Net investment income (loss) ................        0.40%         0.52%       (0.04)% f

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $297,856      $209,680     $ 71,193

Portfolio turnover rate .....................       62.54%        66.63%       41.91%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.

e     For the period August 2, 2004 (effective date) to April 30, 2005.

f     Annualized.


Franklin Small Cap Growth Fund II

Effective July 10, 2002, the Fund was closed to all new investors. Initial purchases can only be made after the closure date by investors purchasing for participants of wrap programs with full investment discretion if the wrap program sponsor was invested in the Fund on the closure date, or by investors purchasing on behalf of an Employer Sponsored Retirement Plan if another Employer Sponsored Retirement Plan, sponsored by the same employer, was invested in the Fund on the closure date. If you are an existing investor in the Fund, you can continue to invest through exchanges and additional purchases, including purchases made through reinvestment of dividends or capital gains distributions. You can also transfer your Fund shares to a new account in the Fund. The Fund reserves the right to modify this policy at any time.

Goal and Strategies

Goal

The Fund's investment goal is long-term capital growth.

Main Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small cap companies. Shareholders will be given 60 days' advance notice of any change to this policy.

For this Fund, small cap companies are companies within the market capitalization range of companies in the Russell 2500(TM) Index, at the time of purchase, and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap(R) Index, at the time of purchase. As of May 31, 2007, the market capitalization range of the Russell 2500(TM) Index was $261.8 million to $6.2 billion and the market capitalization range of the Russell Midcap(R) Index was $2.5 billion to $18.3 billion. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market capitalization exceeds the small or mid cap measures described above.

[Begin callout]
The Fund invests most of its assets in common stocks of small cap
U.S. companies.
[End callout]

In addition to the Fund's main investments, the Fund may invest in equity securities of larger companies. When suitable opportunities are available, the Fund may invest in initial public offerings of securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies whose current market price, in the manager's opinion, does not reflect future growth prospects. The manager believes that its independent research and consistently applied investment philosophy and methodology for discovering growth companies are what make it unique and successful over the long term. The manager chooses companies that have identifiable drivers of future earnings growth and present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. The manager's philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above average or rising margins, and strong returns on capital invested in the business.

In choosing equity investments, the Fund's manager considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as electronic technology.

Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, money market fund shares, high-grade commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Main Risks

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
[End callout]

Stocks

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Smaller Companies

While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, smaller companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Although IPO investments have had a positive impact on the Fund's performance in the past, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future.

Sector Focus - Technology Companies

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification. Conversely, to the extent the Fund limits its exposure to certain sectors, such as biotechnology, it may negatively impact the Fund's performance if such sectors experience greater growth than the sectors in which the Fund more heavily invests.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Electronic technology companies face the risks that new equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Liquidity

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

Performance

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past six calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

  -3.33%     -27.25%    48.47%   11.07%    4.48%    9.46%
    01          02        03       04       05       06

                     Year

Best Quarter:                                          Q4 '01          26.86%
Worst Quarter:                                         Q3 '01         -25.98%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2006
                                                                          Since
                                                                       Inception
                                                1 Year         5 Years  (5/1/00)
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II - Class
A(2)
Return Before Taxes                              3.20%          5.28%     3.72%
Return After Taxes on Distributions              1.53%          4.93%     3.47%
Return After Taxes on Distributions and
Sale of Fund Shares                              3.96%          4.52%     3.19%
S&P 500 Index(3)                                15.78%          6.19%     1.30%
Russell 2000 Growth Index(4)                    13.35%          6.93%     0.03%
(indices reflect no deduction for fees,
expenses, or taxes)

                                                                          Since
                                                                       Inception
                                                1 Year         5 Years  (5/1/00)
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II - Class
B(2)                                             4.76%          5.45%     3.92%
S&P 500 Index(3)                                15.78%          6.19%     1.30%
Russell 2000 Growth Index(4)                    13.35%          6.93%     0.03%

                                                                           Since
                                                                       Inception
                                                1 Year         5 Years  (5/1/00)
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II - Class
C(2)                                             7.59%          5.75%     3.92%
S&P 500 Index(3)                                15.78%          6.19%     1.30%
Russell 2000 Growth Index(4)                    13.35%          6.93%     0.03%

                                                                           Since
                                                                       Inception
                                                1 Year         5 Years  (5/1/00)
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II - Class
R(2,5)                                           9.14%          6.26%     4.41%
S&P 500 Index(3)                                15.78%          6.19%     1.30%
Russell 2000 Growth Index(4)                    13.35%          6.93%     0.03%

                                                                           Since
                                                                       Inception
                                                1 Year         5 Years  (5/1/00)
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II -
Advisor Class                                    9.69%          6.82%     4.96%
S&P 500 Index(3)                                15.78%          6.19%     1.30%
Russell 2000 Growth Index(4)                    13.35%          6.93%     0.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2007, the Fund's year-to-date return was 8.67% for Class A.
2. Figures reflect sales charges. Effective May 1, 2006, the Class R CDSC was discontinued. If this discontinuation of the CDSC would have been in effect for the calendar year 2005, the one-year return would have been higher.
3. Source: Standard & Poor's Micropal. The unmanaged Standard & Poor's 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. The unmanaged Russell 2000(R) Growth Index is market capitalization weighted and measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
5. Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES             (fees paid directly from your investment)

                           Class A     Class B(4)  Class C     Class R   Advisor
                                                                           Class
--------------------------------------------------------------------------------
Maximum sales charge
(load) as a
percentage of offering     5.75%(2)    4.00%       1.00%       None        None
price
  Load imposed on          5.75%(2)    None        None        None        None
purchases
  Maximum deferred sales   None(3)     4.00%(5)    1.00%       None        None
charge (load)
  Redemption fee on        2.00%       2.00%       2.00%       2.00%       2.00%
shares sold within 7
calendar days following
their purchase date(1)

Please see "Choosing a Share Class" on page 80 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                           Class A      Class B(4) Class C     Class R   Advisor
                                                                           Class
--------------------------------------------------------------------------------
Management fees            0.49%        0.49%      0.49%       0.49%       0.49%
Distribution and service
(12b-1) fees               0.24%        1.00%      0.99%       0.50%       None
Other expenses             0.47%        0.47%      0.47%       0.47%       0.47%
Acquired fund fees and
expenses(6)                0.05%        0.05%      0.05%       0.05%       0.05%
Total annual Fund
operating expenses(6)      1.25%        2.01%      2.00%       1.51%       1.01%

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 85) and purchases by certain retirement plans without an initial sales charge.
4. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
5. Declines to zero after six years.
6. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
If you sell your shares at
the end of the period:
Class A                        $695(1)      $949         $1,222       $1,999
Class B                        $604         $930         $1,283       $2,342(2)
Class C                        $303         $627         $1,078       $2,327
Class R                        $154         $477         $824         $1,802
Advisor Class                  $103         $322         $558         $1,236
If you do not sell
your shares:
Class B                        $204         $630         $1,083       $2,342(2)
Class C                        $203         $627         $1,078       $2,327

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San
Mateo, CA 94403-1906, is the Fund's investment manager. Together,
Advisers and its affiliates manage over $645 billion in assets.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies demonstrating accelerating growth, increasing profitability, or above average growth or growth potential as compared with the overall economy. The portfolio managers of the team are as follows:

MICHAEL MCCARTHY, Senior Vice President of Advisers
Mr. McCarthy has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1992.

BRAD CARRIS, Portfolio Manager of Advisers
Mr. Carris has been a manager of the Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2001.

ZACK PERRY CFA(R)(1) Portfolio Manager of Advisers
Mr. Perry has been a manager of the Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1995.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

1. CFA(R) and Chartered Financial Analysts(R) are trademarks owned by CFA Institute.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2007, the Fund paid 0.49% of its average daily net assets to the manager for its services.

Financial Highlights

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

FRANKLIN SMALL CAP GROWTH FUND II

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS A                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  13.90      $  10.63      $  10.55      $   7.46      $   9.79
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.10)        (0.08)        (0.09)        (0.07)        (0.06)

 Net realized and unrealized gains (losses) .        0.58          3.35          0.17          3.16         (2.27)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.48          3.27          0.08          3.09         (2.33)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  13.05      $  13.90      $  10.63      $  10.55      $   7.46
                                                 ================================================================

Total return c ..............................        4.02%        30.76%         0.76%        41.42%       (23.80)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.20% e       1.16% e       1.15% e          1.08%         1.32%

Net investment income (loss) ................       (0.77)%       (0.61)%       (0.84)%       (0.70)%       (0.76)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $549,733      $693,084      $765,216      $908,599      $696,642

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
CLASS B                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  13.32      $  10.26      $  10.27      $   7.33      $   9.66
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.18)        (0.16)        (0.17)        (0.15)        (0.10)

 Net realized and unrealized gains (losses) .        0.54          3.22          0.16          3.09         (2.23)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.36          3.06         (0.01)         2.94         (2.33)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  12.35      $  13.32      $  10.26      $  10.27      $   7.33
                                                 ================================================================

Total return c ..............................        3.27%        29.82%        (0.10)%       40.11%       (24.12)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.96% e       1.91% e       1.91% e       1.92%         1.97%

Net investment income (loss) ................       (1.53)%       (1.36)%       (1.60)%       (1.54)%       (1.41)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 85,684      $111,458      $105,070      $122,004      $ 96,077

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ----------------------------------------------------------------
                                                                      YEAR ENDED APRIL 30,
CLASS C                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  13.33      $  10.27      $  10.27      $   7.33      $   9.67
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.18)        (0.16)        (0.17)        (0.15)        (0.10)

 Net realized and unrealized gains (losses) .        0.54          3.22          0.17          3.09         (2.24)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.36          3.06            --          2.94         (2.34)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  12.36      $  13.33      $  10.27      $  10.27      $   7.33
                                                 ================================================================

Total return c ..............................        3.27%        29.80%           -- %      40.11%       (24.20)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.95% e       1.92% e       1.91% e       1.92%         1.97%

Net investment income (loss) ................       (1.52)%       (1.37)%       (1.60)%       (1.54)%       (1.41)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $120,900      $170,159      $164,117      $200,037      $163,466

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS R                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  13.75      $  10.54      $  10.49      $   7.45      $   9.79
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.13)        (0.11)        (0.12)        (0.10)        (0.07)

 Net realized and unrealized gains (losses) .        0.57          3.32          0.17          3.14         (2.27)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.44          3.21          0.05          3.04         (2.34)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  12.86      $  13.75      $  10.54      $  10.49      $   7.45
                                                 ================================================================

Total return c ..............................        3.77%        30.46%         0.48%        40.81%       (23.90)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.46% e       1.42% e       1.41% e       1.42%         1.47%

Net investment income (loss) ................       (1.03)%       (0.87)%       (1.10)%       (1.04)%       (0.91)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $  5,759      $  6,328      $  4,392      $  4,542      $  2,562

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ----------------------------------------------------------------
                                                                         YEAR ENDED APRIL 30,
ADVISOR CLASS                                        2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  14.15      $  10.79      $  10.69      $   7.55      $   9.86
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.07)        (0.05)        (0.07)        (0.05)        (0.03)

 Net realized and unrealized gains (losses) .        0.59          3.41          0.17          3.19         (2.28)
                                                 ----------------------------------------------------------------
Total from investment operations ............        0.52          3.36          0.10          3.14         (2.31)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (1.33)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- c          -- c          -- c          --            --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  13.34      $  14.15      $  10.79      $  10.69      $   7.55
                                                 ================================================================

Total return ................................        4.24%        31.14%         0.94%        41.59%       (23.43)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        0.96% d       0.92% d       0.91% d       0.92%         0.97%

Net investment income (loss) ................       (0.53)%       (0.37)%       (0.60)%       (0.54)%       (0.41)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $325,425      $326,475      $235,101      $211,271      $135,529

Portfolio turnover rate .....................       51.49%        44.34%        46.35%        47.08%        34.99%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


Franklin Small-Mid Cap Growth Fund

Goal and Strategies

Goal

The Fund's investment goal is long-term capital growth.

Main Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small cap and mid cap companies. Shareholders will be given 60 days' advance notice of any change to this policy.

For this Fund, small cap companies are companies within the market capitalization range of companies in the Russell 2500(TM) Index, at the time of purchase, and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap(R) Index, at the time of purchase. As of May 31, 2007, the market capitalization range of the Russell 2500(TM) Index was $261.8 million to $6.2 billion and the market capitalization range of the Russell Midcap(R) Index was $2.5 billion to $18.3 billion. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market capitalization exceeds the small or mid cap measures described above.

In addition to the Fund's main investments, the Fund may invest in equity securities of larger companies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities.

[Begin callout]
The Fund invests most of its assets in common stocks of mid and small cap U.S. companies.
[End callout]

Portfolio Selection

The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager looks for companies whose current market price, in the manager's opinion, does not reflect future growth prospects. The manager believes that its independent research and consistently applied investment philosophy and methodology for discovering growth companies are what make it unique and successful over the long term. The manager chooses companies that have identifiable drivers of future earnings growth and present, in the manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. The manager's philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above average or rising margins, and strong returns on capital invested in the business.

In choosing equity investments, the Fund's manager considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including health care technology and electronic technology).


Temporary Investments

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, money market fund shares, high-grade commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Main Risks

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
[End callout]

Stocks

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

Smaller and Midsize Companies

While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Sector Focus - Technology Companies

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund which maintains broad sector diversification. Conversely, to the extent the Fund limits its exposure to certain sectors, such as biotechnology, it may negatively impact the Fund's performance if such sectors experience greater growth than the sectors in which the Fund more heavily invests.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Electronic technology companies face the risks that new equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries.

Liquidity

Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

Performance

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance (before or after taxes) cannot predict or guarantee future results. All Fund performance assumes reinvestment of dividends and capital gains.

CLASS A ANNUAL TOTAL RETURNS(1)

[Insert bar graph]

15.78%  -0.02%   97.08%  -9.80%  -20.53%  -29.58%  37.68%  13.04%  10.54%  7.52%
  97      98       99      00      01       02       03      04      05     06

                                      Year

Best Quarter:                                          Q4 '99          59.78%
Worst Quarter:                                         Q3 '01         -25.14%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2006

                                                1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund - Class
A(2)
Return Before Taxes                              1.34%       4.19%     7.22%
Return After Taxes on Distributions              0.30%       3.97%     6.82%
Return After Taxes on Distributions and
Sale of Fund Shares                              2.31%       3.61%     6.18%
S&P 500 Index(3)                                15.78%       6.19%     8.42%
Russell Midcap Growth Index(4)                  10.66%       8.22%     8.62%
(indices reflect no deduction for fees,
expenses, or taxes)


                                                                Since
                                                            Inception
                                                1 Year      (7/1/02)
---------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund - Class
B(2)                                             2.77%          10.90%
S&P 500 Index(3)                                15.78%          10.30%
Russell Midcap Growth Index(4)                  10.66%          17.06%




                                                1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund - Class
C(2)                                             5.70%       4.65%      7.06%
S&P 500 Index(3)                                15.78%       6.19%      8.42%
Russell Midcap Growth Index(4)                  10.66%       8.22%      8.62%



                                                1 Year     5 Years   10 Years
--------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund - Class
R(2,5)                                           7.25%       5.16%     7.58%
S&P 500 Index(3)                                15.78%       6.19%     8.42%
Russell Midcap Growth Index(4)                  10.66%       8.22%     8.62%



                                                1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund -
Advisor Class                                    7.77%       5.69%      8.26%
S&P 500 Index(3)                                15.78%       6.19%      8.42%
Russell Midcap Growth Index(4)                  10.66%       8.22%      8.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2007, the Fund's year-to-date return was 19.06% for Class A.
2. Figures reflect sales charges. Effective May 1, 2006, the Class R CDSC was discontinued. If this discontinuation of the CDSC would have been in effect for the calendar year 2005, the one-year return would have been higher.
3. Source: Standard & Poor's Micropal. The unmanaged Standard & Poor's 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index includes reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. The unmanaged Russell Midcap Growth Index is market capitalization weighted and measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
5. Effective January 1, 2002, the Fund began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 1, 2002, a restated figure is used based on the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, reflecting the Rule 12b-1 rate differential between Class A and R; and (b) for periods after January 1, 2002, actual Class R performance is used reflecting all charges and fees applicable to that class.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES             (fees paid directly from your investment)

                           Class A      Class B(4)  Class C     Class R  Advisor
                                                                          Class
--------------------------------------------------------------------------------
Maximum sales charge
(load) as a
percentage of offering     5.75%(2)     4.00%       1.00%       None       None
price
  Load imposed on          5.75%(2)     None        None        None       None
purchases
  Maximum deferred sales   None(3)      4.00%(5)    1.00%       None       None
charge (load)
  Redemption fee on        2.00%        2.00%       2.00%       2.00%      2.00%
shares sold within 7
calendar days following
their purchase date(1)

Please see "Choosing a Share Class" on page 80 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                           Class A      Class B(4)  Class C     Class R  Advisor
                                                                         Class
--------------------------------------------------------------------------------
Management fees(6)         0.46%        0.46%       0.46%       0.46%      0.46%
Distribution and service
(12b-1) fees               0.25%        1.00%       0.99%       0.50%      None
Other expenses             0.28%        0.28%       0.28%       0.28%      0.28%
Acquired fund fees and
expenses(7)                0.01%        0.01%       0.01%       0.01%      0.01%
Total annual Fund
operating expenses(6)      1.00%        1.75%       1.74%       1.25%      0.75%
Management fee
reduction(6)               -0.01%       -0.01%      -0.01%      -0.01%    -0.01%
Net annual Fund operating
expenses(6,7)              0.99%        1.74%       1.73%       1.24%      0.74%
                           -----------------------------------------------------

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
3. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 85) and purchases by certain retirement plans without an initial sales charge.
4. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges.
5. Declines to zero after six years.
6. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.
7. Net annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year    3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
If you sell your shares at the end of the period:
Class A                                  $670(1)   $872      $1,091    $1,718
Class B                                  $577      $848      $1,144    $2,055(2)
Class C                                  $276      $545      $939      $2,041
Class R                                  $126      $393      $681      $1,500
Advisor Class                            $76       $237      $411      $918
If you do not sell your shares:
Class B                                  $177      $548      $944      $2,055(2)
Class C                                  $176      $545      $939      $2,041

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.


Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San
Mateo, CA 94403-1906, is the Fund's investment manager. Together,
Advisers and its affiliates manage over $645 billion in assets.

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies demonstrating accelerating growth, increasing profitability, or above average growth or growth potential as compared with the overall economy. The portfolio managers of the team are as follows:

EDWARD B. JAMIESON, President, Chief Investment Officer and Director of Advisers Mr. Jamieson has been a manager of the Fund since its inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1987.

MICHAEL MCCARTHY, Senior Vice President of Advisers
Mr. McCarthy has been a manager of the Fund since 1993, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

JAMES CROSS, Portfolio Manager of Advisers
Mr. Cross has been a manager of the Fund since 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2007, management fees, before any reduction, were 0.46% of the Fund's average daily net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.45% of its average daily net assets to the manager for its services. This reduction is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission.


Financial Highlights

This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains. This information has been has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

FRANKLIN SMALL-MID CAP GROWTH FUND

                                                 ------------------------------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
CLASS A                                                 2007             2006            2005             2004             2003
                                                 ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $     40.42      $     31.31     $     29.69      $     23.14      $     28.85
                                                 ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............          (0.13)              -- d         (0.08)           (0.14)           (0.09)

 Net realized and unrealized gains (losses) .           4.09             9.15            1.70             6.69            (5.62)
                                                 ------------------------------------------------------------------------------
Total from investment operations ............           3.96             9.15            1.62             6.55            (5.71)
                                                 ------------------------------------------------------------------------------
Less distributions from:

 Net investment income ......................             --            (0.04)             --               --               --

 Net realized gains .........................          (2.84)              --              --               --               --
                                                 ------------------------------------------------------------------------------
Total distributions .........................          (2.84)           (0.04)             --               --               --
                                                 ------------------------------------------------------------------------------
Redemption fees .............................             -- d             -- d            -- d             -- d             --
                                                 ------------------------------------------------------------------------------
Net asset value, end of year ................    $     41.54      $     40.42     $     31.31      $     29.69      $     23.14
                                                 ==============================================================================

Total return c ..............................          10.38%           29.21%           5.46%           28.31%          (19.79)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................           0.98% e          0.96% e         0.97% e          0.98%            1.02%

Net investment income (loss) ................          (0.33)%             --% f        (0.27)%          (0.51)%          (0.41)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 5,619,694      $ 6,532,284     $ 6,636,792      $ 7,355,269      $ 5,791,141

Portfolio turnover rate .....................          52.76%           39.84%          42.96%           52.84%           36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Rounds to less than 0.01%.

                                                 ----------------------------------------------------------------
                                                                          YEAR ENDED APRIL 30,
CLASS B                                              2007          2006          2005          2004        2003 f
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  39.31      $  30.65      $  29.28      $  23.00      $  24.33
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.40)        (0.27)        (0.31)        (0.36)        (0.23)

 Net realized and unrealized gains (losses) .        3.93          8.93          1.68          6.64         (1.10)
                                                 ----------------------------------------------------------------
Total from investment operations ............        3.53          8.66          1.37          6.28         (1.33)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (2.84)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          -- d          --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  40.00      $  39.31      $  30.65      $  29.28      $  23.00
                                                 ================================================================

Total return c ..............................        9.53%        28.25%         4.68%        27.30%        (5.47)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................     1.73% e       1.71% e       1.72% e          1.73%         1.77% g

Net investment income (loss) ................       (1.08)%       (0.75)%       (1.02)%       (1.26)%       (1.16)% g

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $ 32,570      $ 36,911      $ 31,733      $ 26,161      $  7,601

Portfolio turnover rate .....................       52.76%        39.84%        42.96%        52.84%        36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period July 1, 2002 (effective date) to April 30, 2003.

g     Annualized.

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS C                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  38.25      $  29.82      $  28.49      $  22.37      $  28.09
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.39)        (0.26)        (0.31)        (0.34)        (0.26)

 Net realized and unrealized gains (losses) .        3.83          8.69          1.64          6.46         (5.46)
                                                 ----------------------------------------------------------------
Total from investment operations ............        3.44          8.43          1.33          6.12         (5.72)
                                                 ----------------------------------------------------------------
Less distributions from net realized gains ..       (2.84)           --            --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          -- d          --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  38.85      $  38.25      $  29.82      $  28.49      $  22.37
                                                 ================================================================

Total return c ..............................        9.56%        28.27%         4.67%        27.36%       (20.36)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.72% e       1.71% e       1.72% e       1.71%         1.77%

Net investment income (loss) ................       (1.07)%       (0.75)%       (1.02)%       (1.24)%       (1.16)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $653,529      $728,710      $654,549      $762,602      $639,524

Portfolio turnover rate .....................       52.76%        39.84%        42.96%        52.84%        36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ----------------------------------------------------------------
                                                                       YEAR ENDED APRIL 30,
CLASS R                                              2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  39.98      $  31.04      $  29.50      $  23.06      $  28.81
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.23)        (0.08)        (0.15)        (0.22)        (0.17)

 Net realized and unrealized gains (losses) .        4.05          9.04          1.69          6.66         (5.58)
                                                 ----------------------------------------------------------------
Total from investment operations ............        3.82          8.96          1.54          6.44         (5.75)
                                                 ----------------------------------------------------------------
Less distributions from:

 Net investment income ......................          --         (0.02)           --            --            --

 Net realized gains .........................       (2.84)           --            --            --            --
                                                 ----------------------------------------------------------------
Total distributions .........................       (2.84)        (0.02)           --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- d          -- d          -- d          -- d          --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  40.96      $  39.98      $  31.04      $  29.50      $  23.06
                                                 ================================================================

Total return c ..............................       10.11%        28.88%         5.22%        27.93%       (19.96)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        1.23% e       1.21% e       1.22% e       1.23%         1.27%

Net investment income (loss) ................       (0.58)%       (0.25)%       (0.52)%       (0.76)%       (0.66)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $118,387      $ 93,916      $ 54,139      $ 41,404      $ 15,309

Portfolio turnover rate .....................       52.76%        39.84%        42.96%        52.84%        36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

                                                 ----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
ADVISOR CLASS                                        2007          2006          2005          2004          2003
                                                 ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........    $  40.93      $  31.71      $  29.99      $  23.32      $  29.00
                                                 ----------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .............       (0.03)         0.10            -- c       (0.07)        (0.04)

 Net realized and unrealized gains (losses) .        4.16          9.26          1.72          6.74         (5.64)
                                                 ----------------------------------------------------------------
Total from investment operations ............        4.13          9.36          1.72          6.67         (5.68)
                                                 ----------------------------------------------------------------
Less distributions from:

 Net investment income ......................          --         (0.14)           --            --            --

 Net realized gains .........................       (2.84)           --            --            --            --
                                                 ----------------------------------------------------------------
Total distributions .........................       (2.84)        (0.14)           --            --            --
                                                 ----------------------------------------------------------------
Redemption fees .............................          -- c          -- c          -- c          -- c          --
                                                 ----------------------------------------------------------------
Net asset value, end of year ................    $  42.22      $  40.93      $  31.71      $  29.99      $  23.32
                                                 ================================================================

Total return ................................       10.65%        29.55%         5.74%        28.60%       (19.59)%

RATIOS TO AVERAGE NET ASSETS

Expenses ....................................        0.73% d       0.71% d       0.72% d       0.73%         0.77%

Net investment income (loss) ................       (0.08)%        0.25%        (0.02)%       (0.26)%       (0.16)%

SUPPLEMENTAL DATA

Net assets, end of year (000's) .............    $803,365      $794,395      $347,518      $320,154      $266,723

Portfolio turnover rate .....................       52.76%        39.84%        42.96%        52.84%        36.47%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.

Additional Management Information

A discussion regarding the basis for the board of trustees approving the investment management contracts of the Funds is available in the Funds' annual report to shareholders for the fiscal year ended April 30.

On August 2, 2004, Franklin Resources, Inc. announced that Advisers (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

Distributions and Taxes

Income and Capital Gain Distributions

Each Fund has qualified to be treated as a regulated investment company under the Internal Revenue Code (Code). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution. Your income dividends and capital gain distribution will be automatically reinvested in additional shares at net asset value unless you elect to receive cash payments.

Annual statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous year, including, for U.S. investors, the amount of any qualified dividend income subject to tax at capital gains rates and, for non-U.S. investors, the amount of your ordinary dividends that have been exempt from nonresident alien withholding taxes because they are interest-related or short-term capital gain dividends. Distributions declared in December but paid in January are taxable as if they were paid in December.

A Fund may at times find it necessary to reclassify income after it issues your tax reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as a Fund, and Real Estate Investment Trusts (REITs) in which the Fund invests, from ascertaining with certainty until after the calendar year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, Franklin Templeton Investments makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, your Fund will send you a corrected Form 1099-DIV to reflect reclassified information. If you receive a corrected Form 1099-DIV, use the information on this Form, and not the information on your original statement, in completing your tax returns.

Avoid "buying a dividend." If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. For example, if you buy 500 shares in the Fund on December 10th at the Fund's net asset value (NAV) of $10 per share, and the Fund makes a distribution on December 15th of $1 per share, your shares will then have an NAV of $9 per share (disregarding any change in the Fund's market value), and you will have to pay a tax on what is essentially a return of your investment of $1 per share. This tax treatment is required even if you reinvest the $1 per share distribution in additional Fund shares.

Tax Considerations

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

Dividend income. A portion of the income dividends paid to you by a Fund may be qualified dividends subject to taxation at the long-term capital gain rates. In general, income dividends from portfolio investments in the stock of domestic corporations and qualified foreign corporations are permitted this favored federal tax treatment. Income dividends from interest earned by a Fund on debt securities and dividends received from unqualified foreign corporations continue to be taxed at the higher ordinary income tax rates. Distributions of qualified dividends are eligible for these reduced rates of taxation only if you own your shares for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of any dividend.

Distributions of capital gains. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. Long-term capital gain distributions to individuals qualify for the 15% tax rate. For individuals in the 10% and 15% tax brackets, the tax rate is 5% on capital gain distributions from gains realized in calendar year 2007 and 0% on distributions from gains realized in calendar years 2008 through 2010. These reduced rates of taxation of capital gain dividends and net long-term capital gains are scheduled to sunset on December 31, 2010, unless extended or made permanent before that date.

Sales of Fund shares. When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale, and will normally generate a gain or loss that will be reported to you in your year-end tax information. An exchange of your shares in one class in the Fund for shares of another class in the same Fund is not a taxable event, and no gain or loss will be reported on such a transaction.

If you have owned your Fund shares for more than one year, any gains reportable on the sale of your shares will also qualify for the reduced rates of taxation on capital gains as discussed above.

Backup withholding. If you do not provide your Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding at a rate of 28% on any distributions of income, capital gains or proceeds from the sale of your shares. Each Fund also must withhold if the Internal Revenue Service (IRS) instructs it to do so.

State and local taxes. Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.

Receipt of excess inclusion income by the Fund. Income received by a Fund from certain equity interests in mortgage pooling vehicles or residual interests in Real Estate Mortgage Investment Conduits (REMICs) is treated as "excess inclusion income." A Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. In general, each Fund must allocate this income to its shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income, and must pay a tax on any of this income that is allocable to "disqualified organizations," which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income (UBTI).

The rules concerning excess inclusion income are complex and unduly burdensome in their current form, and the Funds' advisors are awaiting further guidance from the IRS on how these rules are to be implemented. Shareholders should talk to their tax advisors about whether an investment in one of these Funds is a suitable investment given the potential tax consequences of a Fund's receipt and distribution of excess inclusion income.

Non-U.S. Investors

Non-U.S. investors may be subject to a U.S. withholding tax at a 30% or lower treaty rate on all Fund dividends of ordinary income. Non-U.S. investors may also be subject to U.S. estate tax on their investment in a Fund. They also have special certification requirements that, if not met, can subject them to backup withholding on any dividends, distributions and redemption proceeds that they receive from a Fund. Each of these subjects is discussed in greater detail in the "Distributions and Taxes - Non-U.S. investors" section of the Statement of Additional Information.

Exemptions from withholding are currently provided for distributions designated as long-term capital gains and for ordinary dividends designated as short-term capital gains or interest-related dividends. The exemptions from withholding on ordinary dividends designated as short-term capital gains or interest-related dividends are due to sunset on May 1, 2008. Unless these exemptions are extended or made permanent before the sunset provisions become effective, non-U.S. investors will again be subject to nonresident withholding taxes on any ordinary dividends designated as short-term capital gains or interest-related dividends that they receive.

Other tax information. This discussion of "Distributions and Taxes" is not written to provide you with tax advice, and does not purport to deal with all of the tax consequences that may be applicable to your investment in a Fund. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund, or about the federal, state, local and foreign tax consequences of your investment in a Fund.

YOUR ACCOUNT

The board of trustees has approved the termination of offering Class B shares. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. New or additional investments into Class B are not permitted. For Class B shares outstanding on February 28, 2005 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including the associated Rule 12b-1 fee, contingent deferred sales charge and conversion features, will continue.

Choosing a Share Class

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts, may not make additional purchases to those accounts but may exchange their shares to a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class B, Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A                 Class C                Class R             Advisor Class
-------------------------------------------------------------------------------
o Initial sales        o No initial sales   o No initial sales  o For qualified
  charge of 5.75% or     charge               charge              investors, see
  less                                                            page 90

o Deferred sales       o Deferred sales     o Deferred sales
  charge of 1% on        charge of 1% on      charge is not
  purchases of $1        shares you sell      applicable
  million or more        within 12 months
  sold within 18
  months
o Lower annual         o Higher annual      o Higher annual
  expenses than Class    expenses than        expenses than Class
  C or R due to lower    Class A due to       A due to higher
  distribution fees      higher               distribution fees
                         distribution fees    (lower than Class
                                                C)

[Begin callout]
Franklin Templeton funds include all of the U.S. registered mutual funds of Franklin Templeton Investments and the Franklin Mutual Recovery Fund. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust.
[End callout]

Class A, B, C & R

SALES CHARGES - Class A

                               the sales charge makes
                                  up this % of the   which equals this % of your
when you invest this amount       offering price*          net investment*
--------------------------------------------------------------------------------
Under $50,000                           5.75                    6.10
$50,000 but under $100,000              4.50                    4.71
$100,000 but under $250,000             3.50                    3.63
$250,000 but under $500,000             2.50                    2.56
$500,000 but under $1 million           2.00                    2.04

*The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Sales Charge Reductions and Waivers

Quantity discounts. We offer two ways for you to combine your current purchase of Class A Fund shares with other existing Franklin Templeton fund share holdings that might enable you to qualify for a lower sales charge with your current purchase. You can qualify for a lower sales charge when you reach certain "sales charge breakpoints." This quantity discount information is also available free of charge at www.franklintempleton.com/ retail/jsp_cm/fund_perf/pub/quantity_discount.jsp. This web page can also be reached at franklintempleton.com by clicking the "Funds & Performance" tab and then choosing "Quantity Discounts." 1. Cumulative quantity discount - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

Cumulative quantity discount eligible shares are shares:

(i) Registered to (or held for):

o     You, individually;
o Your spouse or domestic partner, as recognized by applicable state law;
o     You jointly with your spouse or domestic partner;
o You jointly with another unrelated (not a spouse or domestic partner) person if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person's separate investments in Franklin Templeton fund shares;
o A trustee/custodian of a Coverdell Education Savings account for which you are the identified responsible person on the records of the "current purchase broker-dealer" (as defined below) or its affiliate;
o A trustee/custodian of your IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered with the Fund (or in the current purchase broker-dealer's brokerage account) under your Social Security number or the trustee/custodian is providing IRA custody services for clients of the current purchase broker-dealer as an affiliate of, or under contract with, the firm; or
o Any entity over which you or your spouse or domestic partner have individual or shared authority, as principal, to buy and sell shares for the account (for example, an UGMA/UTMA account for a child on which you or your spouse or domestic partner are the custodian, a trust on which you or your spouse or domestic partner are the trustee, a business account not to include retirement plans for your solely owned business or the solely owned business of your spouse or domestic partner on which you or your spouse or domestic partner are the authorized signer); that are

(ii) in one or more accounts maintained by the transfer agent for the Franklin Templeton funds on which your "current purchase broker-dealer" (as defined below) is the broker-dealer of record or one or more brokerage accounts maintained with your "current purchase broker-dealer." Your current purchase broker-dealer is the broker-dealer (financial advisor) for the Fund account (or brokerage account) that will hold the shares from your current purchase. If you do not select a broker-dealer (financial advisor) for your current purchase, we will consider the distributor of the Fund's shares to be your current purchase broker-dealer for purposes of identifying cumulative quantity discount eligible shares that might be combined with your current purchase.

If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. You should retain any records necessary to substantiate historical share costs because your current purchase broker-dealer may not have or maintain this information.

If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your current purchase broker-dealer at the time of your current purchase or any future purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available.

Franklin Templeton fund shares held as follows cannot be combined with your current purchase for purposes of the cumulative quantity discount:

o Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, shares held in a different broker-dealer's brokerage account or with a bank, an insurance company separate account or an investment advisor); or
o Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan); or
o  Shares held in a 529 college savings plan; or
o Shares held directly in a Franklin Templeton fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Franklin Templeton fund assets held in multiple Employer Sponsored Retirement Plans may be combined in order to qualify for sales charge breakpoints at the plan level if the plans are sponsored by the same employer.

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

2. Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative quantity discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. Please refer to the SAI for more LOI details. To sign up for these programs, complete the appropriate section of your account application.

Sales charge waivers. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. A list of available sales charge waivers also may be found in the SAI.

Investments of $1 Million or More

If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, there is a 1% CDSC on any shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see page 87).

Distribution and Service (12b-1) Fees

Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution fees of up to 0.35% per year for Growth Opportunities Fund and Small Cap Fund II and up to 0.25% per year for Flex Cap Fund and Small-Mid Cap Fund, to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - Class B

if you sell your shares within
this many years after buying           this % is deducted from
them                                   your proceeds as a CDSC
----------------------------------------------------------------------
1 Year                                  4
2 Years                                 4
3 Years                                 3
4 Years                                 3
5 Years                                 2
6 Years                                 1
7 Years                                 0

There is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 87). After eight years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

Distribution and Service (12b-1) Fees

Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - Class C

With Class C shares, there is no initial sales charge.

We place any investment of $1 million or more in Class A shares, since Class A's annual expenses are lower.

CDSC

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 87).

Distribution and Service (12b-1) Fees

Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 1% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - Class R

With Class R shares, there is no initial sales charge.

Retirement Plans

Class R shares are available to the following investors:

o  Employer Sponsored Retirement Plans

o  Any trust or plan established as part of a qualified tuition program under
   Section 529 of the Internal Revenue Code

o Health Reimbursement Accounts and Health Savings Accounts, either as a direct investment or as a separate or managed account.

Distribution and Service (12b-1) Fees
Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Contingent Deferred Sales Charge (CDSC) - Class A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gain distributions.

[Begin callout]
The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 103 for exchange information).

Reinstatement Privilege

If you sell shares of a Franklin Templeton fund that were held indirectly for your benefit in an account with your investment representative's firm or your bank's trust department or that were registered to you directly by a Fund's transfer agent (or, to an affiliated custodian or trustee of the Fund's transfer agent), you may reinvest all or a portion of the proceeds from that sale within 90 days of the sale without an initial sales charge. This Reinstatement Privilege does not apply to: (i) a purchase of Fund shares made through a regularly scheduled automatic investment plan such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account, or (ii) a purchase of Fund shares with proceeds from the sale of Franklin Templeton fund shares that were held indirectly through an Employer Sponsored Retirement Plan that is not a DCS Plan or a non-Franklin Templeton individual or employer sponsored IRA.

In order to take advantage of this Reinstatement Privilege, you must inform your investment representative or a Fund's transfer agent of this privilege at the time of your investment. The proceeds from the earlier sale must also be invested within the same share class as that of the sold shares, except proceeds will be reinvested in Class A shares if the proceeds are from the sale of (i) Class B shares; or (ii) Class C shares or Class R shares if at the time of investment you have not appointed an investment representative (financial advisor) of record for the Fund account(s) in which the purchased shares will be held. Proceeds from the earlier sale of Class Z shares may also be invested in Class A shares under this Reinstatement Privilege.

If you paid a CDSC when you sold your Class A or C shares, we will credit back to you the CDSC paid on the amount you are reinvesting within 90 days of the sale by adding it to the amount of your reinvestment (for example, if you are reinvesting $10,000 within 90 days of an earlier $10,000 sale on which you paid a $100 CDSC, the amount of your reinvestment will equal $10,100). The new shares issued with your reinvestment WILL BE subject to any otherwise applicable CDSC. If, however, you (except Employer Sponsored Retirement Plans) paid a CDSC when you sold (1) Class B shares; or (2) Class C shares held at the time of sale in a Franklin Templeton fund account without an investment representative (financial advisor) appointed by you and invest the proceeds from that sale in Class A shares within 90 days of the sale, you will not be credited with any CDSC paid at the time of sale. In this case, the new Class A shares issued with your reinvestment WILL NOT BE subject to any otherwise applicable CDSC.

Proceeds immediately placed in a Franklin Templeton Bank Certificate of Deposit
(CD) also may be reinvested without an initial sales charge if you reinvest them within 90 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

A "DCS Plan" is an Employer Sponsored Retirement Plan that (i) has contracted for current participant level recordkeeping with the Defined Contribution Services (DCS) division of Franklin Templeton Investor Services; or (ii) is receiving current DCS services by contracting with the entity identified in DCS promotional material for participant level recordkeeping related to those DCS services.

Qualified Investors - Advisor Class

The following investors or investments may qualify to buy Advisor Class shares of the Fund:

o Shares acquired by a financial intermediary in connection with its mutual fund trading platform that the intermediary holds, directly or indirectly, on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with any broker-dealer, trust company or registered investment advisor (RIA) that is not an affiliate or associated person of the financial intermediary, provided the financial intermediary has entered into an agreement with Distributors authorizing the sale of Fund shares. Minimum initial investment: $50,000 for individual or multiple clients.

o Shares acquired by a financial intermediary that the intermediary holds on behalf of a beneficial owner who has entered into a comprehensive fee or other advisory fee arrangement with the financial intermediary or an affiliate or associated person of the financial intermediary, provided the financial intermediary has entered into an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

o Current and former officers, trustees, directors, full-time employees (and their family members) of both Franklin Templeton Investments and Franklin Templeton Funds, consistent with our then-current policies. Minimum initial investment: $100 ($50 for accounts with an automatic investment plan).

o  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.:
   (1) under an advisory agreement (including sub-advisory agreements); and/or
   (2) as Trustee of an inter vivos or testamentary trust.

o Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.

o An Employer Sponsored Retirement Plan (Plan) with Plan assets of $1 million or more that is not an Existing DCS Plan. An "Employer Sponsored Retirement Plan" includes (a) an employer sponsored pension or profit sharing plan that qualifies (Qualified Plan) under section 401(a) of the Internal Revenue Code
   (Code), including Code section 401(k), money purchase pension, profit sharing and defined benefit plans; (b) an ERISA covered 403(b); and (c) certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. An "Existing DCS Plan" is an Employer Sponsored Retirement Plan that has contracted on or before May 1, 2006 for participant level recordkeeping with an affiliate of Distributors (the Recordkeeping Affiliate) or with the entity identified in the Recordkeeping Affiliate's small business plan promotional materials. An Existing DCS Plan became eligible to purchase Advisor Class shares on May 1, 2007.

o  Any trust or plan established as part of a qualified tuition program under
   Section 529 of the Internal Revenue Code, provided that Distributors or an affiliate of Distributors has entered into a contract with the state sponsor of the program to provide certain services relating to the operation of the program. No initial minimum investment.

o An individual or entity associated with a current customer of Franklin Templeton Institutional, LLC (FTI, LLC) if approved by FTI, LLC in consultation with its customer.

Buying Shares

Effective July 10, 2002, the Small Cap Fund II was closed to all new investors. Please see page 38 for further information.

MINIMUM INVESTMENTS - CLASS A, C & R
----------------------------------------------------------------------
                                                   Initial
----------------------------------------------------------------------
Regular accounts                                    $1,000
----------------------------------------------------------------------
Automatic investment plans                          $50
----------------------------------------------------------------------
UGMA/UTMA accounts                                  $100
----------------------------------------------------------------------
Employer Sponsored Retirement Plans, SIMPLE-IRAs,
SEP-IRAs, SARSEPs or 403(b) plan accounts
                                                    no minimum
----------------------------------------------------------------------
IRAs, IRA rollovers, Coverdell Education Savings
Plans or Roth IRAs                                  $250
----------------------------------------------------------------------
Broker-dealer sponsored wrap account programs
                                                    no minimum
----------------------------------------------------------------------
Current and former full-time employees, officers, $100 trustees and directors of Franklin Templeton entities, and their family members

----------------------------------------------------------------------

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

Account Application

If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 96). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.


BUYING SHARES
---------------------------------------------------------------------------------------------
                           Opening an account              Adding to an account
---------------------------------------------------------------------------------------------
Through your investment
representative             Contact your investment         Contact your investment
                           representative                  representative
---------------------------------------------------------------------------------------------
                           If you have another Franklin    Before requesting a telephone or
By                         Templeton fund account with     Phone/Online online purchase into
                           your bank account information   an existing account, please make
(Up to $100,000 per        on file, you may open a new     sure we have your bank account
shareholder per day)       account by phone. At this       information on file. If we do
                           time, a new account may not be  not have this information, you
1-800/632-2301             opened online.                  will need to send written
                                                           instructions with your bank's
franklintempleton.com      To make a same day investment,  name and address and a voided
                           your phone order must be        check or savings account deposit
Note: (1) certain account  received and accepted by us by  slip. If the bank and Fund
types are not available    1:00 p.m. Pacific time or the   accounts do not have at least
for online account access  close of the New York Stock     one common owner, your written
and (2) the amount may be  Exchange, whichever is earlier. request must be signed by all
higher for members of                                      fund and bank account owners,
Franklin Templeton VIP                                     and each individual must have
ServicesTM.  Please see                                    his or her signature guaranteed.
page 99 for more
information regarding                                      To make a same day investment,
eligibility.                                               your phone or online order must
                                                           be received and accepted by us
                                                           by 1:00 p.m. Pacific time or the
                                                           close of the New York Stock
                                                           Exchange, whichever is earlier.

---------------------------------------------------------------------------------------------
                           Make your check payable to the  Make your check payable to the
                           Fund.                           Fund. Include your account
                                                           number on the check.
By Mail                    Mail the check and your signed
                           application to Investor         Fill out the deposit slip from
                           Services.                       your account statement. If you
                                                           do not have a slip,
                                                           include a note with
                                                           your name, the Fund
                                                           name, and your
                                                           account number.

                                                           Mail the check and
                                                           deposit slip or note
                                                           to Investor Services.
---------------------------------------------------------------------------------------------
                           Call to receive a wire control  Call to receive a wire control
                           number and wire instructions.   number and wire instructions.

                           Wire the funds and mail your    To make a same day wire
By Wire                    signed application to Investor  investment, the wired funds must
                           Services. Please include the    be received and accepted by us
1-800/632-2301             wire control number or your     by 1:00 p.m. Pacific time or the
(or 1-650/312-2000         new account number on the       close of the New York Stock
collect)                   application.                    Exchange, whichever is earlier.

                           To make a same day wire
                           investment, the wired funds
                           must be received and accepted
                           by us by 1:00 p.m. Pacific
                           time or the close of the
                           New York Stock Exchange,
                           whichever is earlier.
---------------------------------------------------------------------------------------------
                           Call Shareholder Services at    Call Shareholder Services at
By Exchange                1-800/632-2301, or send signed  1-800/632-2301, or send signed
franklintempleton.com      written instructions.           written instructions. You also may
                           You also may place an online    place an online exchange
                           exchange order. The automated   order.
                           telephone system cannot be
                           used to open a new account.     (Please see page 103 for
                                                           information on exchanges.)
                           (Please see page 103 for
                           information on exchanges.)
---------------------------------------------------------------------------------------------

                               Franklin Templeton Investor Services
                         P.O. Box 997151, Sacramento, CA 95899-7151
                                     Call toll-free: 1-800/632-2301
       (Monday through Friday 5:30 a.m. to 5:00 p.m., Pacific time)
                  or visit us online 24 hours a day, 7 days a week,
                                           at franklintempleton.com



Investor Services

Automatic Investment Plan

This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account in Growth Opportunities, Flex Cap and Small-Mid Cap Funds, please include your minimum initial investment with your application.

Automatic Payroll Deduction

You may invest in a Fund automatically by transferring money from your paycheck to a Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

Automated Telephone System

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

Shareholder Services      1-800/632-2301
Advisor Services          1-800/524-4040
Retirement Services       1-800/527-2020

Distribution Options

You may reinvest distributions you receive from a Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.

[Begin callout]
For retirement plans for which Franklin Templeton Bank & Trust is the trustee or custodian, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. Advisor Class shareholders may reinvest in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must be a current shareholder in Advisor Class or otherwise qualify to buy that fund's Advisor Class shares. DCS Plans may direct distributions to Class A shares if Class R shares are not offered by that fund.

Retirement Plans

Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; and, add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. Of course, you can decline telephone buy, sell, or exchange privileges on your account application, or choose not to register for online privileges. If you have telephone/online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

Note: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at franklintempleton.com or complete the appropriate section of your application.

Franklin Templeton VIP ServicesTM

You may be eligible for Franklin Templeton VIP ServicesTM if you are currently eligible for the $250,000 sales charge breakpoint based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP ServicesTM shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.

Selling Shares

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply. Please keep in mind that if you sell all the shares in your Small Cap Fund II account, your account will be closed and you will not be able to buy additional Small Cap Fund II shares or to reopen your Small Cap Fund II account. The Small Cap Fund II reserves the right to modify this policy at any time.

Selling Shares in Writing

Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.
A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

The amount may be higher for members of Franklin Templeton VIP ServicesTM. Please see page 99 for more information regarding eligibility.

Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more.

Redemption Proceeds

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency.

Retirement Plans

You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 59(1)/(2), tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.


SELLING SHARES
--------------------------------------------------------------------------------
                         To sell some or all of your shares
--------------------------------------------------------------------------------


Through your investment  Contact your investment representative representative
--------------------------------------------------------------------------------
                         Send written instructions and endorsed share certificates (if you hold share certificates) to
By Mail Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

                         Specify the Fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                         A check will be mailed to the name(s) and address
                         on the account, or otherwise according to your
                         written instructions.
--------------------------------------------------------------------------------
                         As long as your transaction is for $100,000 or less,
                         you do not hold share certificates and you have not
By                       Phone/Online changed your address by phone or
                         online within the last 15 days, you can sell your
                         shares by phone or
1-800/632-2301           online. The amount may be higher for members of
                         Franklin Templeton VIP ServicesTM.  Please see page
franklintempleton.com    99 for more information regarding eligibility.

                         A check will be mailed to the name(s) and address
                         on the account, or a pre-authorized secondary
                         address. Written instructions, with a signature
                         guarantee, are required to send the check to
                         another address or to make it payable to another
                         person.
--------------------------------------------------------------------------------
                         You can call, write, or visit us online to have
By Electronic Funds      redemption proceeds sent to a bank account. See the
Transfer (ACH)           policies at left for selling shares by mail, phone,
                               or online.

                         Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip. If the bank and Fund accounts do not have at least one common owner, you must provide written instructions signed by all fund and bank account owners, and each individual must have his or her signature guaranteed.

                         If we receive your request in proper form by 1:00
                         p.m. Pacific time, proceeds sent by ACH generally
                         will be available within two to three business
                         days.
--------------------------------------------------------------------------------
                         Obtain a current prospectus for the fund you are
By Exchange              considering.  Prospectuses are available online at
                         franklintempleton.com.

                         Call Shareholder Services at the number below or send signed written instructions. You also may place an exchange order online. See the policies at left for selling shares by mail, phone, or online.

                         If you hold share certificates, you will need to
                         return them to the Fund before your exchange can be processed.
--------------------------------------------------------------------------------

Franklin Templeton Investor Services P.O. Box 997151,
Sacramento, CA 95899-7151
Call toll-free: 1-800/632-2301
(Monday through Friday 5:30 a.m. to 5:00 p.m., Pacific time) or visit us online 24 hours a day, 7 days a week, at franklintempleton.com

Exchanging Shares

Exchange Privilege

Class A, B, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund or another fund that does not have a sales charge, a sales charge may apply no matter how long you have held the shares.

Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight-year period for automatic conversion to Class A shares.

DCS Plans may exchange Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge.

Advisor Class

You can exchange your Advisor Class shares for Advisor Class shares of other Franklin Templeton funds. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you are a current shareholder in Advisor Class or you otherwise qualify to buy the fund's Advisor Class shares.


All Classes

The remainder of the "Exchanging Shares" section applies to all classes.

[Begin callout]
An exchange is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Rejected exchanges. If a Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

Exchanges through financial intermediaries. If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

Fund exchange privilege changes/waiver. Each Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

Other funds' exchange privileges. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

Market Timing Trading Policy

The Funds' board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy).

Market timing generally. Each Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares, often referred to as "market timing." Each Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of a Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

Market timing consequences. If information regarding your trading activity in a Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information a Fund or its manager or transfer agent in its sole discretion concludes that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, "Investment by asset allocators" in the Statement of Additional Information).

Market timing through financial intermediaries. You are an investor subject to this Market Timing Trading Policy whether you are a direct shareholder of a Fund or you are investing indirectly in a Fund through a financial intermediary (such as a broker-dealer, a bank, trust company, an insurance company separate account, an investment advisor, or an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan) that maintains an Omnibus Account with the Fund for trading on behalf of its customers.

While each Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, each Fund is limited in its ability to monitor the trading activity or enforce its Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, imposing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy.

Risks from market timers. Depending on various factors, including the size of a Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of a Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share.

Each Fund is currently using several methods to reduce the risks associated with market timing. These methods include:

o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to each Fund's Market Timing Trading Policy;
o  imposing a redemption fee for short-term trading; and
o seeking the cooperation of financial intermediaries to assist each Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, each Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that a Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While each Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, a Fund cannot represent that such trading activity can be minimized or completely eliminated.

Revocation of market timing trades. Transactions placed in violation of a Fund's Market Timing Trading Policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund following receipt by the Fund.

Redemption Fee

Redemption fee assessment. A short-term trading redemption fee will be imposed (with some exceptions) on any Fund shares in a Fund account that are sold (by redemption, whether voluntary or involuntary, or exchange) within seven (7) calendar days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if imposed after the redemption transaction, by billing you.

This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Franklin Templeton fund accounts, the Fund manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

Redemptions through financial intermediaries. You are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of a Fund or you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS-recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an Omnibus Account with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund's redemption fee on the Fund's behalf from their customers' accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. Each Fund will continue to encourage all financial intermediaries to develop the capability to begin imposing the redemption fee from their customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

Waiver/Exceptions/Changes. Each Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. Each Fund's transfer agent may also, at its discretion and upon receipt of a shareholder's written request, waive the redemption fee because of a bona fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker-dealers on behalf of their clients invested in Franklin Templeton funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

Limitations on collection. Currently, each Fund is very limited in its ability to ensure that the redemption fee is imposed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to impose or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

Involuntary redemptions. Each Fund reserves the right to close your account if the account value falls below $500 ($125 for individual retirement accounts; $50 for employee and UGMA/UTMA accounts), or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing).

Account Policies

Calculating Share Price

Class A, B & C

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.75%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.0575 [10.25/0.9425] equals 10.87533, which, when rounded to two decimal points, equals 10.88. The offering price per share would be $10.88.

When you sell shares, you receive the NAV minus any applicable CDSC.

All Classes

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total net asset value of each fund's share class by the applicable number of shares outstanding per share class.

Each Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). Each Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. A Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. A Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Fund.

Fair Valuation - Individual Securities

Each Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.
Security Valuation - Foreign Securities - Computation of U.S.
Equivalent Value

Each Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

Accounts with Low Balances

If your account has been open for more than one year and its value falls below $500 ($125 for individual retirement accounts; $50 for employee and UGMA/UTMA accounts), we will mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we will close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason. This policy does not apply to: (1) certain broker-controlled accounts established through the National Securities Clearing Corporation's Networking system; and,
(2) accounts in Class B and Class A accounts established pursuant to a conversion from Class B.

Statements, Reports and Prospectuses

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).

You also will receive the Funds' financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current prospectuses and financial reports on our website.

If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page 97).

Investment Representative Account Access

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

Street or Nominee Accounts

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint Accounts

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

Joint Account Risk with Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow the Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give a Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o  Purchase Fund shares by debiting a bank account that may be owned by you; and

o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

Additional Policies

Please note that each Fund maintains additional policies and reserves certain rights, including:

   o The Fund may restrict, reject or cancel any purchase orders, including an exchange request.
   o The Fund may modify, suspend, or terminate telephone/online privileges at any time.
   o The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.
   o The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
   o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.
   o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.
   o For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.
   o You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.
   o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

Dealer Compensation

Class A, B, C & R

Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Distributors from sales charges received from purchasing or redeeming shareholders, from distribution and service (12b-1) fees from the Funds and from Distributors' other financial resources. Dealers may also receive shareholder servicing fees for servicing investors who indirectly hold Franklin Templeton fund shares through dealer-maintained brokerage accounts as more fully described under "Shareholder servicing and transfer agent" in the SAI. These fees are paid by each Fund's transfer agent from payments it receives under its agreement with the Fund.

                                   Class A    Class B  Class C    Class R
----------------------------------------------------------------------------
Commission (%)                   ---           ---       1.00(4)    ---
Investment under $50,000         5.00          ---       ---        ---
$50,000 but under $100,000       3.75          ---       ---        ---
$100,000 but under $250,000      2.80          ---       ---        ---
$250,000 but under $500,000      2.00          ---       ---        ---
$500,000 but under $1 million    1.60          ---       ---        ---
$1 million or more               up to 1.00(1) ---       ---        ---
12b-1 fee to dealer              0.25(1,2)     0.25(3)   1.00(5)    0.50

On accounts established prior to May 1, 2006, a dealer commission of up to 1% may be paid on Class A NAV purchases by Employer Sponsored Retirement Plans.(1)

If any dealer commissions are paid in connection with a purchase which is subsequently rejected or results in any trading restriction placed on the purchaser as a result of a determination by each Fund's manager or transfer agent that the purchase may be connected with trading activity that may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy," the dealer shall, upon demand, refund such commissions to Distributors.

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.
2. The Growth Opportunities Fund and Small Cap Fund II may each pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. After eight years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Commission includes advance of the first year's 0.25% 12b-1 service fee. Distributors may pay a prepaid commission. However, Distributors does not pay a prepaid commission on any purchases by Employer Sponsored Retirement Plans.
5. Dealers may be eligible to receive up to 0.25% at the time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

Other dealer compensation. Distributors may make payments from its own financial resources to certain dealers who have sold shares of the Franklin Templeton mutual funds. In the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds, and 0.05% (or 0.03%) of the total assets of equity (or fixed income) funds attributable to that dealer, on an annual basis. Marketing support payments made to organizations located outside the U.S., with respect to investments in a Fund by non-U.S. persons, may exceed this limitation. Distributors makes these payments in connection with the qualifying dealers' efforts to educate financial advisors about the Franklin Templeton funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments.

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Distributors may pay or allow other promotional incentives or payments to dealers.

Sale of Fund shares, as well as shares of other funds in Franklin Templeton Investments, is not considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions. Accordingly, the allocation of portfolio transactions for execution by broker-dealers that sell Fund shares is not considered marketing support payments to such broker-dealers.

You can find further details in the SAI about the payments made by Distributors and the services provided by your financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You should ask your financial advisor for information about any payments it receives from Distributors and any services it provides, as well as about fees and/or commissions it charges.

Advisor Class

Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Distributors from its own resources.


Questions

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-7151. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                    Hours (Pacific time,
Department Name              Telephone Number       Monday through Friday)
--------------------------------------------------------------------------------
Shareholder Services         1-800/632-2301         5:30 a.m. to 5:00 p.m.
Fund Information             1-800/DIAL BEN(R)      5:30 a.m. to 5:00 p.m.
                             (1-800/342-5236)
Retirement Services          1-800/527-2020         5:30 a.m. to 5:00 p.m.
Advisor Services             1-800/524-4040         5:30 a.m. to 5:00 p.m.
Institutional Services       1-800/321-8563         6:00 a.m. to 4:00 p.m.
TDD (hearing impaired)       1-800/851-0637         5:30 a.m. to 5:00 p.m.
Automated Telephone System   1-800/632-2301         (around-the-clock access)
                             1-800/524-4040
                             1-800/527-2020

FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

Annual/Semiannual Report to Shareholders

Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the independent registered public accounting firm's report.

Statement of Additional Information (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report and the SAI online through franklintempleton.com.

You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/551-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN TEMPLETON INVESTMENTS logo] One Franklin Parkway, San Mateo, CA 94403-1906 1-800/DIAL BEN(R) (1-800/342-5236) TDD (Hearing Impaired)
1-800/851-0637 franklintempleton.com

GAIN FROM OUR PERSPECTIVE(R)


2259            Investment Company Act file #811-06243              FSS1 P 11/07